Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities [Abstract]
Other Current Liabilities [Table Text Block]
Other current liabilities are summarized as follows:

	December 31
	2014	2013
	(Dollars in Millions)
Restructuring reserves	$39	$9
Rent and royalties	24	5
Non-trade payables	24	—
Joint venture payables	22	36
Foreign currency hedges	15	1
Deferred income	14	8
Non-income taxes payable	13	7
Income taxes payable	11	8
Product warranty and recall accruals	11	16
Deferred income taxes	3	43
Other	41	48
	$217	$181

Other Noncurrent Liabilities [Table Text Block]
Other non-current liabilities are summarized as follows:

	December 31
	2014	2013
	(Dollars in Millions)
Income tax reserves	$45	$42
Deferred income	20	22
Non-income tax reserves	19	23
Product warranty and recall accruals	10	7
Other	15	10
	$109	$104